As filed with the Securities and Exchange Commission on July 2, 2015

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 232	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 234	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (July 31, 2015) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

    If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 232 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 90, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 232 is filed solely for the purpose of designating July 31, 2015 as the new effective date of Post-Effective Amendment No. 90, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 116 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 129 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 140 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 152 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 162 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 172 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effective Amendment No. 182 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 192 to the Trust’s Registration Statement, as filed March 12, 2015, Post-Effective Amendment No. 202 to the Trust’s Registration Statement, as filed April 9, 2015, Post-Effective Amendment No. 212 to the Trust’s Registration Statement, as filed May 7, 2015, and Post-Effective Amendment No. 222 to the Trust’s Registration Statement, as filed June 4, 2015. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 232 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 2nd day of July, 2015.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	July 2, 2015
Brent R. Harris*

	Trustee	July 2, 2015
Douglas M. Hodge*

	Trustee	July 2, 2015
George E. Borst****

	Trustee	July 2, 2015
E. Philip Cannon*

	Trustee	July 2, 2015
Jennifer H. Dunbar****

	Trustee	July 2, 2015
J. Michael Hagan*

	Trustee	July 2, 2015
Gary F. Kennedy****

	Trustee	July 2, 2015
Peter B. McCarthy****

	Trustee	July 2, 2015
Ronald C. Parker*

Peter G. Strelow***	President (Principal Executive Officer)	July 2, 2015
Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	July 2, 2015

*, **, ***, ****By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 195 to the Registration Statement on March 26, 2015, and incorporated by reference herein.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 205 to the Registration Statement on April 23, 2015, and incorporated by reference herein.